MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2017
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

2. MARKETABLE SECURITIES:

As of July 31, 2017 and 2016, the Company’s marketable securities were classified as follows:

	July 31, 2017				July 31, 2016
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Non-current:
Available-for-sale:
Mutual funds	$716,463	$193,932	$ —	$910,395	$551,573	$143,026	$—	$694,599
Corporate equity securities	1,540,788	364,544	—	1,905,332	1,110,091	258,869	1,354	1,367,606
	$2,257,251	$558,476	$ —	$2,815,727	$1,661,664	$401,895	$1,354	$2,062,205

The Company’s debt and equity securities, gross unrealized losses and fair value, aggregated by investment category and length of time that the investment securities have been in a continuous unrealized loss position at July 31, 2017 and July 31, 2016 are as follows:

	July 31, 2017		July 31, 2016
		Less Than		Less Than
	Fair Value	12 Months	Fair Value	12 Months
Corporate equity securities	$ —	$ —	$120,288	$1,354
Mutual funds	—	—	—	—
	$ —	$ —	$120,288	$1,354

Investment income for the years ended July 31, 2017, 2016 and 2015 consists of the following:

	2017	2016	2015
Interest income	$13,176	$8,422	$3,097
Dividend income	57,717	54,526	41,666
Gain (loss) on sale of marketable securities	23,734	(36,999)	6,455
Total	$94,627	$25,949	$51,218